Pension and Severance Benefits - Weighted Average Allocation of Plan Assets (Details)	Dec. 31, 2014	Dec. 31, 2013
Equity securities | Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	19.00%	79.00%
Equity securities | Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	7.00%	7.00%
Fixed income securities | Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	77.00%	20.00%
Fixed income securities | Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	52.00%	52.00%
Cash and equivalents | Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	4.00%	1.00%
Cash and equivalents | Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	41.00%	41.00%